Ordinary Shares - Activities of the Group's Class A ordinary shares and Class B ordinary shares (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 18, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 28, 2014
Class of Stock [Line Items]
Beginning Balance		$ (164,667)
Issuance of ordinary shares upon Initial Public Offering and related over-allotment option, net of cost of issuance		904,732
Ending Balance		$ 1,113,661
Ordinary shares, par value		$ 0.00005	$ 0.00005	$ 0.00005	$ 0.00005
Common Stock
Class of Stock [Line Items]
Beginning Balance (in shares)		221,980,000
Beginning Balance		$ 11
Issuance of ordinary shares upon Initial Public Offering and related over-allotment option, net of cost of issuance (in shares)		45,076,479
Issuance of ordinary shares upon Initial Public Offering and related over-allotment option, net of cost of issuance		$ 2
Issuance of ordinary shares reserved for equity incentive plan (in shares)		10,000,000
Issuance of ordinary shares reserved for equity incentive plan		$ 1
Ending Balance (in shares)		571,246,560
Ending Balance		$ 29
Common Class A
Class of Stock [Line Items]
Issuance of ordinary shares upon Initial Public Offering and related over-allotment option, net of cost of issuance (in shares)	5,000,000
Ordinary shares, par value		$ 0.00005	0.00005
Common Class A | Common Stock
Class of Stock [Line Items]
Beginning Balance (in shares)		0
Beginning Balance		$ 0
Dual Class Conversion, Number of shares issued		373,770,081
Dual Class Conversion, Amount		$ 19
Issuance of ordinary shares upon Initial Public Offering and related over-allotment option, net of cost of issuance (in shares)		45,076,479
Issuance of ordinary shares upon Initial Public Offering and related over-allotment option, net of cost of issuance		$ 2
2021 Share Conversion, Number of shares issued		63,000,000
2021 Share Conversion, Amount		$ 3
Issuance of ordinary shares reserved for equity incentive plan (in shares)		10,000,000
Issuance of ordinary shares reserved for equity incentive plan		$ 1
Ending Balance (in shares)		491,846,560
Ending Balance		$ 25
Common Class B
Class of Stock [Line Items]
Ordinary shares, par value		$ 0.00005	$ 0.00005
Common Class B | Common Stock
Class of Stock [Line Items]
Beginning Balance (in shares)		0
Beginning Balance		$ 0
Dual Class Conversion, Number of shares issued		142,400,000
Dual Class Conversion, Amount		$ 7
2021 Share Conversion, Number of shares issued		(63,000,000)
2021 Share Conversion, Amount		$ (3)
Ending Balance (in shares)		79,400,000
Ending Balance		$ 4
Total of Class A ordinary shares and Class B ordinary shares | Common Stock
Class of Stock [Line Items]
Beginning Balance (in shares)		0
Beginning Balance		$ 0
Dual Class Conversion, Number of shares issued		516,170,081
Dual Class Conversion, Amount		$ 26
Issuance of ordinary shares upon Initial Public Offering and related over-allotment option, net of cost of issuance (in shares)		45,076,479
Issuance of ordinary shares upon Initial Public Offering and related over-allotment option, net of cost of issuance		$ 2
Issuance of ordinary shares reserved for equity incentive plan (in shares)		10,000,000
Issuance of ordinary shares reserved for equity incentive plan		$ 1
Ending Balance (in shares)		571,246,560
Ending Balance		$ 29